Disaggregated revenue and Concentration	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Disaggregated revenue and Concentration

Note 16 – Disaggregated revenue and Concentration

During years ended December 31, 2025 and 2024, disaggregated revenue was as follows:

	Years ended
	December 31,
	2025	2024
Products sale	$1,349,257	$626,389
Product installation service	1,032,150	181,983
	$2,381,407	$808,372

During years ended December 31, 2025 and 2024, customer and supplier concentrations (more than 10%) were as follows:

Revenue and accounts receivable

Recurring customers do not represent a material percentage of our revenue and accounts receivable for the years ended December 31, 2025 and 2024.

	Years ended
	December 31,
	2025	2024
Number of customers (more than 10% of revenue)	0	4
Total revenue of top 5 customers	32.0%	79.5%

	December 31,	December 31,
	2025	2024
Number of customers (more than 10% of accounts receivable)	3	3
Total % of accounts receivable balance (more than 10%)	61.1%	86.3%

Purchase and accounts payable

	Percentage of Purchases		Percentage of
	For years ended		Accounts payable for purchase
	December 31,		December 31,	December 31
	2025	2024	2025	2024
Supplier A	43.0%	33.1%	98.8%	–
Supplier B	3.5%	12.3%	1.2%	74.5%
Supplier C	–	23.8%	–	–
Supplier D	4.8%	8.2%	–	25.5%
Supplier E	15.8%	–	–	–
Total (as a group)	67.1%	77.4%	100.0%	100.0%

To reduce risk, the Company closely monitors the amounts due from its customers and assesses the financial strength of its customers through a variety of methods that include, but are not limited to, engaging directly with customer operations and leadership personnel, visiting customer locations to observe operating activities, and assessing customer longevity and reputation in the marketplace. As a result, the Company believes that its accounts receivable credit risk exposure is limited.